Shareholders’ equity - Change in share capital (Details)	6 Months Ended
	Jun. 30, 2025 shares € / shares	Nov. 19, 2024 € / shares
Disclosure of classes of share capital [line items]
Issue of free shares (in shares)	124,096
Par value per share (in euro per share) | € / shares	€ 0.01	€ 0.01
AGAs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)	124,096